Pensions and other postretirement benefits (Details 1) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	100.00%	100.00%
Expected going concern basis excess (deficit) funded status	1,900,000,000
Expected solvency basis excesss (deficit) funded status	1,100,000,000
Actual contributions for all pension plans contributed in next fiscal year	80,000,000
Target long-term asset mix	100.00%
Fair Value of Plan Assets	17,761,000,000	16,869,000,000
Going concern basis excess (deficit) funded status	1,600,000,000
Solvency basis excesss (deficit) funded status	1,700,000,000
Percentage of bonds rated investment grade (in hundredths)	82.00%
Maximum percentage of equity investments allocated to an individual issuer (in hundredths)	2.00%
Maximum percentage of equity investments allocated to an industry sector (in hundredths)	23.00%
Percentage of plans exposed to the Canadian dollar	65.00%
Percentage of plans exposed to the European currencies	7.00%
Percentage of plans exposed to the US dollar	16.00%
Percentage of plans exposed to various other currencies	12.00%
Contributions for the defined contribution plans which are expensed as incurred	16,000,000	13,000,000	11,000,000
Total payments that the Company cancelled in relation to the annual retirement benefit due to the former CEO			1,500,000
Multiemployer Plans [Abstract]
Contributions for the multiemployer benefit plan for the period	10,000,000	10,000,000	11,000,000
Description of Multiemployer Plan	Under collective bargaining agreements, the Company participates in a multi-employer benefit plan named the Railroad Employees National Early Retirement Major Medical Benefit Plan which is administered by the National Carriers’ Conference Committee (NCCC), and provides certain postretirement health care benefits to certain retirees.
Multiemployer plan annual rate per month per active employee	141.29	143.21
Multiemployer plan retirees covered	807	867
Settlement Gain Related To Termination Of Former CEO Retirement Plan			20,000,000
Recognition Past Accumulated Actuarial Loss	4,000,000
Accumulated Prepayments Available To Offset Future Required Solvency Deficit Payments	143,000,000
Contributions In Excess Of Required Minimum Contributions		100,000,000
Irrevocable Standby Letter Of Credit Regarding BC Rail Pension Plan	3,000,000
Letter Of Credit Total, expected to be	90,000,000
Cash Contribution To Pension Plan, expected to be	125,000,000
Total Investment Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	17,746,000,000	16,808,000,000
Cash and short-term investments [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	3.00%	5.00%
Target long-term asset mix	3.00%
Fair Value of Plan Assets	579,000,000	897,000,000
Canada And Supranational [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,450,000,000	1,416,000,000
Provinces of Canada and Municipalities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	2,701,000,000	2,297,000,000
Corporate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	618,000,000	111,000,000
Emerging Market Debt [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	296,000,000	261,000,000
Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	131,000,000	166,000,000
Canadian Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	2,096,000,000	2,160,000,000
Us Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,493,000,000	1,307,000,000
International Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	3,425,000,000	3,421,000,000
Real estate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	2.00%	2.00%
Target long-term asset mix	4.00%
Fair Value of Plan Assets	317,000,000	299,000,000
Oil And Gas [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	8.00%	8.00%
Target long-term asset mix	7.00%
Fair Value of Plan Assets	1,374,000,000	1,380,000,000
Infrastructure [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	5.00%	5.00%
Target long-term asset mix	4.00%
Fair Value of Plan Assets	885,000,000	788,000,000
Multi Strategy Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	591,000,000	460,000,000
Fixed Income Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	471,000,000	519,000,000
Commodity [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,000,000
Equity Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	299,000,000	391,000,000
Global Macro Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	384,000,000	328,000,000
Bonds Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	29.00%	25.00%
Target long-term asset mix	37.00%
Risk Based Allocation [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	4.00%	4.00%
Target long-term asset mix	0.00%
Fair Value of Plan Assets	635,000,000	607,000,000
Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	39.00%	41.00%
Target long-term asset mix	45.00%
Absolute Return [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Actual asset allocation	10.00%	10.00%
Target long-term asset mix	0.00%
Other Plan Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	15,000,000	61,000,000
Fair Value Level 1 [Member] | Total Investment Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	7,417,000,000	7,273,000,000
Fair Value Level 1 [Member] | Cash and short-term investments [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	64,000,000	16,000,000
Fair Value Level 1 [Member] | Canada And Supranational [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 1 [Member] | Provinces of Canada and Municipalities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 1 [Member] | Corporate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 1 [Member] | Emerging Market Debt [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 1 [Member] | Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 1 [Member] | Canadian Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	2,072,000,000	2,138,000,000
Fair Value Level 1 [Member] | Us Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,493,000,000	1,307,000,000
Fair Value Level 1 [Member] | International Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	3,425,000,000	3,421,000,000
Fair Value Level 1 [Member] | Real estate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 1 [Member] | Oil And Gas [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	349,000,000	379,000,000
Fair Value Level 1 [Member] | Infrastructure [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	14,000,000	10,000,000
Fair Value Level 1 [Member] | Multi Strategy Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 1 [Member] | Fixed Income Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 1 [Member] | Commodity [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0
Fair Value Level 1 [Member] | Equity Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	2,000,000
Fair Value Level 1 [Member] | Global Macro Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 1 [Member] | Risk Based Allocation [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 2 [Member] | Total Investment Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	8,173,000,000	7,557,000,000
Fair Value Level 2 [Member] | Cash and short-term investments [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	515,000,000	881,000,000
Fair Value Level 2 [Member] | Canada And Supranational [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,450,000,000	1,416,000,000
Fair Value Level 2 [Member] | Provinces of Canada and Municipalities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	2,701,000,000	2,297,000,000
Fair Value Level 2 [Member] | Corporate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	618,000,000	111,000,000
Fair Value Level 2 [Member] | Emerging Market Debt [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	296,000,000	261,000,000
Fair Value Level 2 [Member] | Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	131,000,000	166,000,000
Fair Value Level 2 [Member] | Canadian Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 2 [Member] | Us Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 2 [Member] | International Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 2 [Member] | Real estate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 2 [Member] | Oil And Gas [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	17,000,000	40,000,000
Fair Value Level 2 [Member] | Infrastructure [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	107,000,000	115,000,000
Fair Value Level 2 [Member] | Multi Strategy Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	591,000,000	460,000,000
Fair Value Level 2 [Member] | Fixed Income Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	428,000,000	486,000,000
Fair Value Level 2 [Member] | Commodity [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,000,000
Fair Value Level 2 [Member] | Equity Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	299,000,000	389,000,000
Fair Value Level 2 [Member] | Global Macro Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	384,000,000	328,000,000
Fair Value Level 2 [Member] | Risk Based Allocation [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	635,000,000	607,000,000
Fair Value Level 3 [Member] | Total Investment Assets [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	2,156,000,000	1,978,000,000
Fair Value Level 3 [Member] | Cash and short-term investments [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 3 [Member] | Canada And Supranational [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 3 [Member] | Provinces of Canada and Municipalities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 3 [Member] | Corporate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 3 [Member] | Emerging Market Debt [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 3 [Member] | Mortgages [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 3 [Member] | Canadian Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	24,000,000	22,000,000
Fair Value Level 3 [Member] | Us Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 3 [Member] | International Equities [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 3 [Member] | Real estate [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	317,000,000	299,000,000
Fair Value Level 3 [Member] | Oil And Gas [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	1,008,000,000	961,000,000
Fair Value Level 3 [Member] | Infrastructure [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	764,000,000	663,000,000
Fair Value Level 3 [Member] | Multi Strategy Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 3 [Member] | Fixed Income Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	43,000,000	33,000,000
Fair Value Level 3 [Member] | Commodity [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0
Fair Value Level 3 [Member] | Equity Fund [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 3 [Member] | Global Macro Funds [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0
Fair Value Level 3 [Member] | Risk Based Allocation [Member]
Schedule Of Defined Benefit Plans Fair Value Of Plan Assets Disclosures [Line Items]
Fair Value of Plan Assets	0	0